EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
19.	EMPLOYEE BENEFIT PLANS

The Group provides defined contribution plans for its employees and executive officers in Macau, Hong Kong, the Philippines and certain other jurisdictions.

Employees

Macau

Employees employed by the Group in Macau are members of government-managed Social Security Fund Scheme (the “SSF Scheme”) operated by the Macau Government and the Group is required to pay a monthly fixed contribution to the SSF Scheme to fund the benefits. The only obligation of the Group with respect to the SSF Scheme operated by the Macau Government is to make the required contributions under the scheme.

During the year ended December 31, 2013, the Group provided option for its qualifying employees in Macau to enroll in a voluntary defined contribution scheme (the “Macau VC Scheme”) operated by the Group. With effect from July 1, 2013, the monthly voluntary contributions of the Group and the enrolled employees to the Macau VC Scheme to fund the benefits are set at different range of percentage of the relevant monthly income selected by the enrolled employees. The Group’s voluntary contributions to the Macau VC Scheme are graded vesting to the enrolled employees according to a vesting scale with full vesting in 10 years from date of employment. The Macau VC Scheme was established under trust with the assets of the funds held separately from those of the Group by an independent trustee in Macau.

Hong Kong

Employees employed by the Group in Hong Kong are members of Mandatory Provident Fund Scheme (the “MPF Scheme”) operated by the Group. With effect from June 1, 2012, the maximum monthly contribution (the “Mandatory Contributions”) by both employee and employer was increased from HK$1,000 to HK$1,250. With this increase, the Group’s and the employees’ Mandatory Contributions to the MPF Scheme are each set at 5% of the employees’ relevant income up to a maximum of HK$1,250 per employee per month. The Group’s Mandatory Contributions to the MPF Scheme are fully and immediately vested to the employees once they are paid.

During the year ended December 31, 2013, the Group provided option for its qualifying employees in Hong Kong to enroll in a voluntary defined contribution scheme (the “Hong Kong VC Scheme”) operated by the Group. With effect from July 1, 2013, the monthly voluntary contributions of the Group and the enrolled employees to the Hong Kong VC Scheme to fund the benefits are set at different range of percentage of the monthly earned base salaries selected by the enrolled employees, after deducting the monthly Mandatory Contributions made by the Group and the employees respectively. The Group’s voluntary contributions to the Hong Kong VC Scheme are graded vesting to the enrolled employees according to a vesting scale with full vesting in 10 years from date of employment.

The Group MPF Scheme and the Hong Kong VC Scheme was established under trust with the assets of the funds held separately from those of the Group by an independent trustee in Hong Kong.

The Philippines

Employees employed by MCP Group in the Philippines are members of government-managed Social Security System Scheme (the “SSS Scheme”) operated by the Philippines Government and MCP Group is required to pay at a certain percentage of the employees’ relevant income and met the minimum mandatory requirements to fund the benefits. The only obligation of MCP Group with respect to the SSS Scheme operated by the Philippines Government is to make the required contributions under the scheme.

Other Jurisdictions

The Group’s subsidiaries in certain other jurisdiction operate a number of defined contribution schemes. Contributions to the defined contribution schemes applicable to each year are made at a certain percentage of the employees’ payroll and met the minimum mandatory requirements.

Executive Officers

For executive officers employed by the Group, the executive officers’ contributions to the MPF Scheme in Hong Kong are set at 5% of the executive officers’ relevant income up to a maximum of HK$1,250 per executive officer per month. The Group’s contribution to the MPF Scheme is set at 10% of the executive officers’ base salaries. The excess of contributions over the Group’s mandatory portion, which is 5% of the executive officers’ relevant income up to a maximum of HK$1,250 per executive officer per month, are treated as the Group’s voluntary contribution and are vested to executive officers at 10% per year with full vesting in 10 years. The MPF Scheme for executive officers was established under trust with the assets of the funds held separately from those of the Group by an independent trustee in Hong Kong.

During the years ended December 31, 2013, 2012 and 2011, the Group’s contributions into the defined contribution plans were $8,522, $5,303 and $5,414, respectively.